Note 6 - Employee Benefit Plans - Fair Value by Asset Category (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total fair value	$ 176,958	$ 175,159	$ 189,874
Fair Value, Inputs, Level 1 [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value	103,962	98,289
Fair Value, Inputs, Level 1 [Member] | Lucky Friday Pension Plan [Member]
Total fair value	15,781	15,333
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value	103,962	98,289
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Lucky Friday Pension Plan [Member]
Total fair value	15,781	15,333
Fair Value Measured at Net Asset Value Per Share [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value	150,377	148,370
Fair Value Measured at Net Asset Value Per Share [Member] | Lucky Friday Pension Plan [Member]
Total fair value	26,581	26,789
Interest-Bearing Deposits [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value	525	743
Interest-Bearing Deposits [Member] | Lucky Friday Pension Plan [Member]
Total fair value	117	133
Interest-Bearing Deposits [Member] | Fair Value, Inputs, Level 1 [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value	525	743
Interest-Bearing Deposits [Member] | Fair Value, Inputs, Level 1 [Member] | Lucky Friday Pension Plan [Member]
Total fair value	117	133
Common Stock [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value	19,933	21,678
Common Stock [Member] | Lucky Friday Pension Plan [Member]
Total fair value	2,872	3,295
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value	19,933	21,678
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member] | Lucky Friday Pension Plan [Member]
Total fair value	2,872	3,295
Mutual Funds [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value	83,504	75,868
Mutual Funds [Member] | Lucky Friday Pension Plan [Member]
Total fair value	12,792	11,905
Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value	83,504	75,868
Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Lucky Friday Pension Plan [Member]
Total fair value	12,792	11,905
Real Estate Investments [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value	18,029	23,967
Real Estate Investments [Member] | Lucky Friday Pension Plan [Member]
Total fair value	4,173	5,550
Real Estate Investments [Member] | Fair Value, Inputs, Level 1 [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value		0
Real Estate Investments [Member] | Fair Value, Inputs, Level 1 [Member] | Lucky Friday Pension Plan [Member]
Total fair value		0
Hedge Funds [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value		0
Hedge Funds [Member] | Lucky Friday Pension Plan [Member]
Total fair value		0
Hedge Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value		0
Hedge Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Lucky Friday Pension Plan [Member]
Total fair value		0
Common Collective Funds [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value	28,386	26,114
Common Collective Funds [Member] | Lucky Friday Pension Plan [Member]
Total fair value	6,627	5,906
Common Collective Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value		0
Common Collective Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Lucky Friday Pension Plan [Member]
Total fair value		0
Investments Measured At Net Asset Value [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value	46,415	50,081
Investments Measured At Net Asset Value [Member] | Lucky Friday Pension Plan [Member]
Total fair value	$ 10,800	11,456
Investments Measured At Net Asset Value [Member] | Fair Value, Inputs, Level 1 [Member] | Hecla Mining Company Retirement Plan [Member]
Total fair value		0
Investments Measured At Net Asset Value [Member] | Fair Value, Inputs, Level 1 [Member] | Lucky Friday Pension Plan [Member]
Total fair value		$ 0